ANNUAL REPORT
                               DECEMBER 31, 2000

                               [GRAPHIC OMITTED]

Mercury
S&P 500
Index
Fund         OF MERCURY
             INDEX FUNDS, INC.

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Christopher G. Ayoub, Senior
  Vice President
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Gregory Mark Maunz, Senior
  Vice President
Eric S. Mitofsky, Senior Vice President
  and Portfolio Manager
Dean D'Onofrio, Senior Vice President
Frank Salerno, Senior Vice President
Richard Vella, Senior Vice President
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and
  Treasurer
Marc C. Cozzolino, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


--------------------------------------------------------------------------------
Jack B. Sunderland and Arthur Zeikel, Directors, and Joseph T. Monagle Jr., Senior Vice President, have recently retired from Mercury S&P 500 Index Fund. The Fund's Board of Directors wishes Messrs. Sunderland, Zeikel and Monagle well in their retirements.
--------------------------------------------------------------------------------


                December 31, 2000 (2) Mercury S&P 500 Index Fund

DEAR SHAREHOLDER

We are pleased to provide you with this first annual report to shareholders for Mercury S&P 500 Index Fund.

Fiscal Year in Review

A strong first quarter for technology stocks in 2000 led the Standard & Poor's 500 (S&P 500) Index to its first-ever push through the 1,500 level during the last two weeks of March and first two weeks of April. Unfortunately, this represented the year's only positive quarter. The S&P 500 Index peaked at an all-time high of 1,527.46 on March 24 prior to a sharp correction that brought the Index back under the 1,400 level by the middle of May. Amid extraordinarily high levels of volatility, early signs of weakness within the technology sector that had appeared during the first quarter turned into a full-blown correction in early April, and an outright bear market in technology throughout the remainder of the year. In addition to concerns about the extended valuations of technology stocks, the market was faced with a Federal Reserve Board intent on repeated rounds of interest rate increases throughout the first half of 2000. Between year-end 1999 and June 30, 2000, the Federal Funds rate had undergone three increases totaling a full percentage point. This combination of higher short-term interest rates and a flagging technology sector led to moderate losses for the S&P 500 Index during the second and third quarters of the year. However, in the fourth quarter of 2000, investors were concerned that economic growth in the United States was rapidly decelerating. This was evidenced by the string of earnings disappointments by several of the Index's high-profile constituents. By the end of the year, investors had struggled through a fourth quarter that had produced a loss of 8.09% for the S&P 500 Index.

The year 2000 as a whole produced a decline of nearly 149 points for the S&P 500 Index and a total return of -9.10%. Indeed, 2000 represents the first year-over-year occurrence of an actual point decline for the S&P 500 Index since 1994 and the first negative total return for any calendar year since 1990. During the 20 years prior to 2000, the S&P 500 Index had declined in point value only three times--in 1994, 1990 and 1981. Thus, 2000 produced the worst total return for the S&P 500 Index overall since 1981, ending an incredible string of returns exceeding 20% that stretched back as far as 1995. Many of the trends that propelled the S&P 500 Index higher during the previous five years had reversed themselves during 2000. Whereas narrow market leadership in technology and telecommunications was responsible for much of the prior years' gains, the utilities and healthcare sectors were the S&P 500 Index's best performers in 2000.

Net assets of Master S&P 500 Index Series stood at $1,690.3 million at the end of 1999 and finished 2000 at $1,714.6 million. Thus, despite declining asset values, cash flow into the Series remained consistently positive throughout the year and was more than able to compensate for any drops. As the Series generally receives new cash on a daily basis, the inevitable buildup of the Series' futures position occurs rapidly. As a result, we seek opportunities to unwind these futures contracts, replacing them with an equivalent dollar value of the underlying securities in the S&P 500 Index.


                December 31, 2000 (3) Mercury S&P 500 Index Fund

Since inception (February 15, 2000) through December 31, 2000, Mercury S&P 500 Index Fund's Class I and Class A Shares had total returns of -4.40% and -4.60%, respectively. The S&P 500 Index had a total return of -4.88% during the same period. (For complete performance information, see pages 5 and 6 of this report to shareholders.)

The Fund invests all of its assets in the Series, which has the same investment objective as the Fund. The principal investments of the Series are a fully replicating portfolio of all 500 stocks in the S&P 500 Index. Incremental cash inflows are typically invested through the use of S&P 500 futures contracts. At December 31, 2000, the Series' equity portfolio was valued at $1,706.98 million, which represented more than 99% of the Series' net assets. In addition, the Series held a long position of S&P 500 March 2001 futures contracts, representing an underlying value of $7.3 million. Through its holding of equities and futures contracts, it is our goal for the Series to be 100% invested in the S&P 500 Index at all times.

Composition changes activity continued at a rapid pace in the second half of 2000. In response to these changes, we added to the Series the following equities to its portfolio during the year's third quarter: Qwest Communications International, Inc., Stilwell Financial, Inc., CIT Group, Inc., JDS Uniphase Corp., Palm Inc., KeySpan Corp., Devon Energy Corp. and Avaya Inc. During the fourth quarter of the year, the Fund added Dynegy Inc., Moody's Corp., King Pharmaceuticals, Inc., Nabors Industries, Inc., Power-One Inc., NiSource Inc., EOG Resources, Inc., BroadVision Inc., Starwood Hotels & Resorts Worldwide, Inc., Forest Laboratories, Inc., Chiron Corp., Calpine Corp., Robert Half International, Inc., MetLife Inc., Intuit Inc., Symbol Technologies, Inc., Ambac Financial Group, Inc., Allegheny Energy Inc., Stryker Corp., Vitesse Semiconductor Corp., QLogic Corp., Kinder Morgan Inc., Aetna Inc., Fluor Corporation and Applied Micro Circuits Corp.

In Conclusion

We appreciate your investment in Mercury S&P 500 Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn                     /s/ Eric S. Mitofsky

Terry K. Glenn                         Eric S. Mitofsky
President and Director                 Senior Vice President
                                       and Portfolio Manager

February 20, 2001


                December 31, 2000 (4) Mercury S&P 500 Index Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers two classes of shares allowing you to invest in the way that best suits your needs.

CLASS I SHARES do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Manager voluntarily waived a portion of their administrative fee and management fee, respectively. Without such waivers, the Fund's performance would have been lower.


                December 31, 2000 (5) Mercury S&P 500 Index Fund

FUND PERFORMANCE DATA (CONCLUDED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
================================================================================

Mercury S&P 500 Index Fund's Class I & Class A Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Mercury S&P 500 Index Fund's Class I & Class A Shares compared to growth of an investment in the S&P 500 Index. Beginning and ending values are:

                                         2/15/00**            12/00
Mercury S&P 500 Index Fund+--
Class I Shares*                          $10,000              $9,560
Class A Shares*                          $10,000              $9,540
S&P 500 Index++                          $10,000              $9,512

 * Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests all of its assets in the Master S&P 500 Index Series of Quantitative Master Series Trust. The Trust's investments are allocated among common stocks in approximately the same weightings as the S&P 500 Index.
++    This unmanaged broad-based Index is comprised of common stocks.

AGGREGATE TOTAL RETURN
================================================================================

Class I Shares                                                          % Return
--------------------------------------------------------------------------------
Inception (2/15/00)
through 12/31/00                                                          -4.40%
--------------------------------------------------------------------------------

Class A Shares                                                          % Return
--------------------------------------------------------------------------------
Inception (2/15/00)
through 12/31/00                                                          -4.60%
--------------------------------------------------------------------------------

RECENT PERFORMANCE RESULTS
================================================================================
                                                  6 Month        Since Inception
As of December 31, 2000                        Total Return        Total Return
--------------------------------------------------------------------------------
Class I*                                          -8.95%              -4.40%
--------------------------------------------------------------------------------
Class A*                                          -9.06               -4.60
--------------------------------------------------------------------------------
S&P 500 Index**                                   -8.72               -4.88
--------------------------------------------------------------------------------

 * Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 2/15/00.
** This unmanaged broad-based Index is comprised of common stocks. Since inception total return is from 2/15/00.


                December 31, 2000 (6) Mercury S&P 500 Index Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2000
--------------------------------------------------------------------------------

MERCURY S&P 500 INDEX FUND
================================================================================

Assets:

Investment in Master S&P 500 Index Series, at value (identified
  cost--$310,388)                                                                   $  324,715
Prepaid registration fees and other assets                                             147,133
                                                                                    ----------
Total assets                                                                           471,848
                                                                                    ----------
----------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Administrative fees                                               $    306
  Distributor                                                            225               531
                                                                    --------
Accrued expenses                                                                       147,228
                                                                                    ----------
Total liabilities                                                                      147,759
                                                                                    ----------
----------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                          $  324,089
                                                                                    ==========
----------------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                     $       --+
Class A Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                              3
Paid-in capital in excess of par                                                       350,555
Undistributed investment income--net                                                       745
Accumulated realized capital losses on investments
  from the Series--net                                                                 (41,541)
Unrealized depreciation on investments from
  the Series--net                                                                       14,327
                                                                                    ----------
Net assets                                                                          $  324,089
                                                                                    ==========
----------------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $12,195 and 1,275 shares
  outstanding                                                                       $     9.56
                                                                                    ==========
Class A--Based on net assets of $311,894 and 32,683 shares
  outstanding                                                                       $     9.54
                                                                                    ==========
----------------------------------------------------------------------------------------------

+     Amount is less than $1.

      See Notes to Financial Statements.


                December 31, 2000 (7) Mercury S&P 500 Index Fund

STATEMENT OF OPERATIONS

For the Period February 15, 2000+ to December 31, 2000
--------------------------------------------------------------------------------

MERCURY S&P 500 INDEX FUND
================================================================================

Investment Income:

Investment income allocated from the Series                                   $   1,541
Expenses allocated from the Series                                                 (110)
                                                                              ---------
Net investment income from the Series                                             1,431
                                                                              ---------
---------------------------------------------------------------------------------------

Expenses:

Offering costs                                                  $  60,534
Registration fees                                                  49,068
Accounting services                                                 1,060
Administration fee                                                    307
Account maintenance fee--Class A                                      284
Transfer agent fees                                                    63
                                                                ---------
Total expenses before reimbursement                               111,316
Reimbursement of expenses                                        (110,630)
                                                                ---------
Total expenses after reimbursement                                                  686
                                                                              ---------
Investment income--net                                                              745
                                                                              ---------
---------------------------------------------------------------------------------------

Realized & Unrealized Loss from the Series--Net:

Realized loss on investments from the Series--net                               (41,541)
Unrealized depreciation on investments from the Series--net                      14,327
                                                                              ---------
Net Decrease in Net Assets Resulting from Operations                          $ (26,469)
                                                                              =========
---------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                December 31, 2000 (8) Mercury S&P 500 Index Fund

STATEMENT OF CHANGES
IN NET ASSETS

MERCURY S&P 500 INDEX FUND
================================================================================

                                                                      For the Period
                                                                      Feb. 15, 2000+
 Increase (Decrease) in Net Assets:                                  to Dec. 31, 2000
 ------------------------------------------------------------------------------------
 Operations:

 Investment income--net                                               $           745
 Realized loss on investments from the Series--net                            (41,541)
 Unrealized depreciation on investments from the Series--net                   14,327
                                                                      ---------------
 Net decrease in net assets resulting from operations                         (26,469)
                                                                      ---------------
 ------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase in net assets derived from capital share transactions           325,558
                                                                      ---------------
 ------------------------------------------------------------------------------------

 Net Assets:

 Total increase in net assets                                                 299,089
 Beginning of period                                                           25,000
                                                                      ---------------
 End of period*                                                       $       324,089
                                                                      ===============
 ------------------------------------------------------------------------------------
* Undistributed investment income--net                                $           745
                                                                      ===============
+ Commencement of operations

      See Notes to Financial Statements.


                December 31, 2000 (9) Mercury S&P 500 Index Fund

FINANCIAL HIGHLIGHTS

MERCURY S&P 500 INDEX FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                            For the Period
                                                          February 15, 2000+
                                                         to December 31, 2000
--------------------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                Class I          Class A
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                 $    10.00       $    10.00
                                                     ---------------------------
Investment income--net                                      .07              .02
Realized and unrealized loss on investments
  from the Series--net                                     (.51)            (.48)
                                                     ---------------------------
Total from investment operations                           (.44)            (.46)
                                                     ---------------------------
Net asset value, end of period                       $     9.56       $     9.54
                                                     ===========================
--------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                        (4.40%)+++       (4.60%)+++
                                                     ===========================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                            .42%*            .65%*
                                                     ===========================
Expenses++                                                54.79%*          92.20%*
                                                     ===========================
Investment income--net                                      .84%*            .57%*
                                                     ===========================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)             $       12       $      312
                                                     ===========================
--------------------------------------------------------------------------------

  *   Annualized.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Series' allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                December 31, 2000 (10) Mercury S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY S&P 500 INDEX FUND
================================================================================

(1)   Significant Accounting Policies:

      Mercury S&P 500 Index Fund (the "Fund") is part of Mercury Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at December 31, 2000 was .02%. On February 15, 2000 (commencement of operations), the Fund had no operations other than those relating to organizational matters. The Fund offers two classes of shares. Class I and Class A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and has exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income--The Fund's income consists of the Fund's pro rata share of the realized and unrealized gains and losses, and net investment income of the Series, less all actual and accrued expenses of the Fund.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.


                December 31, 2000 (11) Mercury S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administrative Services Agreement with Mercury Advisors ("Mercury Advisors"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .245% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period February 15, 2000 to December 31, 2000, Mercury Advisors earned fees of $307, all of which were waived. Mercury Advisors also reimbursed the Fund for additional expenses of $110,323.

      The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services were provided to the Fund by FAM.

      Certain officers and/or directors of the Fund are officers and/or directors of Mercury Advisors, FAM, PSI, FAMD, FDS, and/or ML & Co.


               December 31, 2000 (12) Mercury S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

(3)   Investments:

      Increases and decreases in the Fund's investment in the Series for the period February 15, 2000 to December 31, 2000 were $348,468 and $1,508, respectively.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $325,558 for the period February 15, 2000 to December 31, 2000.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Period February 15, 2000+
      to December 31, 2000                               Shares   Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                          258         $ 32,603
      Shares redeemed                                     (233)          (2,243)
                                                          ---------------------
      Net increase                                          25         $ 30,360
                                                          =====================
      -------------------------------------------------------------------------
    + On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500.

      Class A Shares for the Period February 15, 2000+
      to December 31, 2000                               Shares   Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       31,603        $ 296,990
      Shares redeemed                                     (170)          (1,792)
                                                        -----------------------
      Net increase                                      31,433        $ 295,198
                                                        =======================
      -------------------------------------------------------------------------
    + On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500.

(5)   Capital Loss Carryforward:

      At December 31, 2000, the Fund had a net capital loss carryforward of approximately $23,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


               December 31, 2000 (13) Mercury S&P 500 Index Fund

INDEPENDENT AUDITORS' REPORT

MERCURY S&P 500 INDEX FUND
================================================================================

The Board of Directors and Shareholders,
Mercury S&P 500 Index Fund
(One of the series constituting Mercury Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury S&P 500 Index Fund as of December 31, 2000, the related statements of operations, changes in net assets, and the financial highlights for the period February 15, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury S&P 500 Index Fund of Mercury Index Funds, Inc. as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period February 15, 2000 (commencement of operations) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2001


                December 31, 2000 (14) Mercury S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

MASTER S&P 500 INDEX SERIES
================================================================================

                                                                  In US Dollars
                                                                 ---------------
  Issue                                           Shares Held          Value
  ------------------------------------------------------------------------------
  COMMON STOCKS
  ==============================================================================
+ ADC Telecommunications, Inc.                      112,278      $     2,035,039
+ The AES Corporation                                66,702            3,693,623
  AFLAC Incorporated                                 38,644            2,789,614
  ALLTEL Corporation                                 45,475            2,839,345
+ ALZA Corporation                                   34,425            1,463,062
+ AMR Corporation                                    21,906              858,441
  AT&T Corp.                                        545,921            9,451,257
  Abbott Laboratories                               224,972           10,897,081
+ Adaptec, Inc.                                      14,352              147,108
  Adobe Systems Incorporated                         34,968            2,034,700
  Adolph Coors Company (Class B)                      5,384              432,403
+ Advanced Micro Devices, Inc.                       45,585              629,643
+ Aetna Inc. (New Shares)                            20,578              844,984
+ Agilent Technologies, Inc.                         65,890            3,607,477
  Air Products and Chemicals, Inc.                   33,352            1,367,432
  Alberto-Culver Company (Class B)                    8,091              346,396
  Albertson's, Inc.                                  61,238            1,622,807
  Alcan Aluminium Ltd.                               47,010            1,607,154
  Alcoa Inc.                                        125,806            4,214,501
  Allegheny Energy, Inc.                             16,088              775,240
  Allegheny Technologies Incorporated                11,689              185,563
  Allergan Inc.                                      19,142            1,853,185
+ Allied Waste Industries, Inc.                      28,677              417,609
  The Allstate Corporation                          106,365            4,633,525
+ Altera Corporation                                 57,659            1,517,152
  Ambac Financial Group, Inc.                        15,268              890,315
  Amerada Hess Corporation                           12,883              941,264
  Ameren Corporation                                 19,975              925,092
+ America Online, Inc.                              339,758           11,823,578
  American Electric Power Company, Inc.              46,833            2,177,734
  American Express Company                          193,441           10,627,165
  American General Corporation                       36,572            2,980,618
  American Greetings Corporation (Class A)            9,251               87,306
  American Home Products Corporation                190,615           12,113,583
  American International Group, Inc.                338,563           33,369,616
+ American Power Conversion Corporation              28,311              350,349
+ Amgen Inc.                                        150,244            9,606,226
  AmSouth Bancorporation                             54,590              832,497
  Anadarko Petroleum Corporation                     36,185            2,572,030
+ Analog Devices, Inc.                               52,013            2,662,415
+ Andrew Corporation                                 11,792              256,476
  Anheuser-Busch Companies, Inc.                    131,199            5,969,554
  Aon Corporation                                    37,261            1,276,189
  Apache Corporation                                 17,964            1,258,603
+ Apple Computer, Inc.                               47,258              702,963
  Applera Corporation--Applied Biosystems Group      30,599            2,878,218
+ Applied Materials, Inc.                           117,977            4,505,247


                December 31, 2000 (15) Mercury S&P 500 Index Fund

                                                                  In US Dollars
                                                                 ---------------
  Issue                                     Shares Held               Value
  ------------------------------------------------------------------------------
+ Applied Micro Circuits Corporation           40,000            $     3,001,875
  Archer-Daniels-Midland Company               92,142                  1,382,130
  Ashland Inc.                                 10,192                    365,791
  Autodesk, Inc.                                8,393                    226,086
  Automatic Data Processing, Inc.              91,799                  5,812,024
+ AutoZone, Inc.                               18,574                    529,359
+ Avaya Inc.                                   40,456                    417,202
  Avery Dennison Corporation                   16,052                    880,853
  Avon Products, Inc.                          34,571                  1,655,087
  The B.F. Goodrich Company                    14,846                    540,023
  BB&T Corporation                             57,681                  2,152,222
+ BMC Software, Inc.                           35,710                    499,940
  Baker Hughes Incorporated                    48,295                  2,007,261
  Ball Corporation                              4,112                    189,409
  Bank of America Corporation                 236,720                 10,859,530
  The Bank of New York Company, Inc.          107,695                  5,943,418
  Bank One Corporation                        168,270                  6,162,889
  Barrick Gold Corporation                     57,573                    943,046
  Bausch & Lomb Incorporated                    7,750                    313,391
  Baxter International Inc.                    42,782                  3,778,185
  The Bear Stearns Companies Inc.              15,522                    786,771
  Becton, Dickinson and Company                36,830                  1,275,239
+ Bed Bath & Beyond Inc.                       41,195                    921,738
  BellSouth Corporation                       271,706                 11,122,964
  Bemis Company, Inc.                           7,783                    261,217
+ Best Buy Co., Inc.                           30,130                    890,718
+ Biogen, Inc.                                 21,565                  1,295,248
  Biomet, Inc.                                 25,915                  1,028,502
  The Black & Decker Corporation               11,823                    464,053
  The Boeing Company                          129,222                  8,528,652
  Boise Cascade Corporation                     8,359                    281,071
+ Boston Scientific Corporation                58,948                    806,851
  Briggs & Stratton Corporation                 3,146                    139,604
  Bristol-Myers Squibb Company                284,401                 21,027,899
+ Broadcom Corporation (Class A)               34,210                  2,890,745
+ BroadVision, Inc.                            39,146                    462,412
  Brown-Forman Corporation (Class B)            9,999                    664,933
  Brunswick Corporation                        12,722                    209,118
  Burlington Northern Santa Fe Corp.           57,423                  1,625,789
  Burlington Resources Inc.                    31,323                  1,581,811
  C.R. Bard, Inc.                               7,357                    342,560
  CIGNA Corporation                            22,327                  2,953,862
  The CIT Group, Inc (Class A)                 38,093                    766,622
  CMS Energy Corporation                       17,557                    556,337
  CSX Corporation                              31,561                    818,613
  CVS Corporation                              56,973                  3,414,819
+ Cabletron Systems, Inc.                      26,842                    404,308
+ Calpine Corporation                          40,981                  1,846,706
  Campbell Soup Company                        61,250                  2,120,781
  Capital One Financial Corporation            28,649                  1,885,462
  Cardinal Health, Inc.                        40,598                  4,044,576


                December 31, 2000 (16) Mercury S&P 500 Index Fund

                                                                In US Dollars
                                                               -----------------
  Issue                                          Shares Held         Value
  ------------------------------------------------------------------------------
  Carnival Corporation                              85,009     $       2,619,340
  Caterpillar Inc.                                  49,998             2,365,530
+ Cendant Corporation                              106,025             1,020,491
  Centex Corporation                                 8,567               321,798
  CenturyTel, Inc.                                  20,502               732,946
+ Ceridian Corporation                              21,176               422,196
  The Charles Schwab Corporation                   201,202             5,709,107
  Charter One Financial, Inc.                       30,235               873,036
+ The Chase Manhattan Corporation                  190,588             8,659,842
  Chevron Corporation                               93,350             7,882,241
+ Chiron Corporation                                27,855             1,239,547
  The Chubb Corporation                             25,468             2,202,982
  Cincinnati Financial Corporation                  23,398               925,683
  Cinergy Corp.                                     23,154               813,284
  Circuit City Stores--Circuit City Group           29,917               344,046
+ Cisco Systems, Inc.                            1,046,802            40,040,177
  Citigroup Inc.                                   731,140            37,333,815
+ Citrix Systems, Inc.                              26,947               606,308
+ Clear Channel Communications, Inc.                85,051             4,119,658
  The Clorox Company                                34,276             1,216,798
  The Coastal Corporation                           31,243             2,759,147
  The Coca-Cola Company                            360,678            21,978,816
  Coca-Cola Enterprises Inc.                        60,771             1,154,649
  Colgate-Palmolive Company                         83,230             5,372,497
+ Comcast Corporation (Class A)                    131,313             5,482,318
  Comerica Incorporated                             22,840             1,356,125
  Compaq Computer Corporation                      247,260             3,721,263
  Computer Associates International, Inc.           84,444             1,646,658
+ Computer Sciences Corporation                     24,543             1,475,648
+ Compuware Corporation                             53,175               332,344
+ Comverse Technology, Inc.                         23,946             2,601,134
  ConAgra, Inc.                                     77,578             2,017,028
+ Conexant Systems, Inc.                            33,201               510,465
  Conoco Inc. (Class B)                             90,641             2,622,924
  Conseco, Inc.                                     47,297               623,729
  Consolidated Edison, Inc.                         30,833             1,187,071
+ Consolidated Stores Corporation                   16,198               172,104
  Constellation Energy Group                        21,849               984,571
+ Convergys Corporation                             22,405             1,015,227
  Cooper Industries, Inc.                           13,636               626,404
  Cooper Tire & Rubber Company                      10,571               112,317
  Corning Incorporated                             133,762             7,064,306
+ Costco Wholesale Corporation                      65,110             2,600,331
  Countrywide Credit Industries, Inc.               16,640               836,160
  Crane Co.                                          8,761               249,141
  Cummins Engine Company, Inc.                       6,073               230,394
  DTE Energy Company                                20,780               809,121
  Dana Corporation                                  21,505               329,295
  Danaher Corporation                               20,688             1,414,542
  Darden Restaurants, Inc.                          17,371               397,362


                December 31, 2000 (17) Mercury S&P 500 Index Fund

                                                                In US Dollars
                                                               -----------------
  Issue                                          Shares Held         Value
  ------------------------------------------------------------------------------
  Deere & Company                                   34,104      $      1,562,390
+ Dell Computer Corporation                        376,257             6,560,981
  Delphi Automotive Systems Corporation             81,420               915,975
  Delta Air Lines, Inc.                             17,886               897,654
  Deluxe Corporation                                10,567               267,028
  Devon Energy Corporation                          18,669             1,138,249
  Dillard's, Inc. (Class A)                         13,381               158,063
  Dollar General Corporation                        47,890               903,924
  Dominion Resources, Inc.                          34,782             2,330,394
  Dover Corporation                                 29,539             1,198,176
  The Dow Chemical Company                          98,678             3,614,082
  Dow Jones & Company, Inc.                         12,735               721,119
  Duke Energy Corporation                           53,664             4,574,856
  Dynegy Inc. (Class A)                             47,003             2,635,106
  E.I. du Pont de Nemours and Company              151,691             7,328,571
+ EMC Corporation                                  318,240            21,162,960
  EOG Resources, Inc.                               16,997               929,523
  Eastman Chemical Company                          11,149               543,514
  Eastman Kodak Company                             43,658             1,719,034
  Eaton Corporation                                 10,182               765,559
  Ecolab Inc.                                       18,474               797,846
  Edison International                              47,381               740,328
  El Paso Energy Corporation                        33,779             2,419,421
  Electronic Data Systems Corporation               68,027             3,928,559
  Eli Lilly and Company                            163,958            15,258,341
  Emerson Electric Co.                              62,129             4,896,542
  Engelhard Corporation                             18,635               379,688
  Enron Corp.                                      108,584             9,026,045
  Entergy Corporation                               32,484             1,374,479
  Equifax Inc.                                      20,553               589,614
  Exelon Corporation                                46,316             3,251,846
  Exxon Mobil Corporation++                        505,600            43,955,600
+ FMC Corporation                                    4,423               317,074
  FPL Group, Inc.                                   25,728             1,845,984
+ FedEx Corp.                                       41,518             1,659,059
  Fannie Mac                                       146,521            12,710,697
  Freddie Mac                                      101,099             6,963,194
+ Federated Department Stores, Inc.                 29,368             1,027,880
  Fifth Third Bancorp                               67,182             4,014,125
  First Data Corporation                            57,456             3,027,213
  First Union Corporation                          142,481             3,962,753
  Firstar Corporation                              138,191             3,212,941
  FirstEnergy Corp.                                 32,793             1,035,029
  FleetBoston Financial Corporation                131,641             4,944,765
+ Fluor Corporation                                 11,028               364,613
  Ford Motor Company                               272,600             6,389,063
+ Forest Laboratories, Inc.                         12,718             1,689,904
  Fortune Brands, Inc.                              22,499               674,970
  Franklin Resources, Inc.                          35,462             1,351,102
+ Freeport-McMoRan Copper & Gold, Inc. (Class B)    21,597               184,924


                December 31, 2000 (18) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                   -------------
  Issue                                              Shares Held        Value
  ------------------------------------------------------------------------------
  GPU, Inc.                                            17,652      $     649,814
  Gannett Co., Inc.                                    38,420          2,422,861
  The Gap, Inc.                                       123,586          3,151,443
+ Gateway Inc.                                         46,996            845,458
  General Dynamics Corporation                         28,919          2,255,682
  General Electric Company                          1,441,203         69,087,669
  General Mills, Inc.                                  41,103          1,831,652
  General Motors Corporation                           82,171          4,185,585
  Genuine Parts Company                                25,174            659,244
  Georgia-Pacific Group                                32,737          1,018,939
  The Gillette Company                                153,198          5,534,278
+ Global Crossing Ltd.                                128,815          1,843,665
  Golden West Financial Corporation                    23,022          1,553,985
  The Goodyear Tire & Rubber Company                   22,916            526,839
  Great Lakes Chemical Corporation                      7,302            271,543
+ Guidant Corporation                                  44,755          2,413,973
  H & R Block, Inc.                                    13,377            553,473
  H.J. Heinz Company                                   50,445          2,392,985
  HCA--The Healthcare Corporation                      80,350          3,536,204
+ HEALTHSOUTH Corporation                              56,187            916,550
  Halliburton Company                                  64,347          2,332,579
  Harcourt General, Inc.                               10,655            609,466
  Harley-Davidson, Inc.                                44,093          1,752,697
+ Harrah's Entertainment, Inc.                         17,003            448,454
  The Hartford Financial Services Group, Inc.          32,797          2,316,288
  Hasbro, Inc.                                         25,089            266,571
  Hercules Incorporated                                15,684            298,976
  Hershey Foods Corporation                            19,797          1,274,432
  Hewlett-Packard Company                             287,606          9,077,564
  Hilton Hotels Corporation                            53,578            562,569
  The Home Depot, Inc.                                336,841         15,389,423
  Homestake Mining Company                             38,341            160,553
  Honeywell International Inc.                        115,992          5,487,872
  Household International, Inc.                        68,484          3,766,620
+ Humana Inc.                                          24,601            375,165
  Huntington Bancshares Incorporated                   36,486            590,617
  IMS Health Incorporated                              42,711          1,153,197
  ITT Industries, Inc.                                 12,837            497,434
  Illinois Tool Works Inc.                             43,989          2,620,095
+ Inco Limited                                         26,479            443,788
  Ingersoll-Rand Company                               23,347            977,656
  Intel Corporation                                   978,857         29,610,424
  International Business Machines Corporation         255,169         21,689,365
  International Flavors & Fragrances Inc.              14,215            288,742
  International Paper Company                          70,014          2,857,446
  The Interpublic Group of Companies, Inc.             44,753          1,904,800
+ Intuit Inc.                                          30,003          1,183,243
  J.C. Penney Company, Inc.                            38,173            415,131
  J.P. Morgan & Co., Incorporated                      23,277          3,852,344
+ JDS Uniphase Corporation                            139,853          5,830,122


                December 31, 2000 (19) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                   -------------
  Issue                                              Shares Held        Value
  ------------------------------------------------------------------------------
  Jefferson--Pilot Corporation                          14,986     $   1,120,204
  Johnson & Johnson                                    202,176        21,241,116
  Johnson Controls, Inc.                                12,497           649,844
+ KLA-Tencor Corporation                                27,054           911,382
  Kaufman and Broad Home Corporation                     6,235           210,042
  Kellogg Company                                       58,999         1,548,724
  Kerr-McGee Corporation                                13,747           920,190
  KeyCorp                                               61,935         1,734,180
  KeySpan Corporation                                   19,552           828,516
  Kimberly-Clark Corporation                            77,656         5,489,503
  Kinder Morgan, Inc.                                   16,654           869,131
+ King Pharmaceuticals, Inc.                            24,555         1,269,187
+ Kmart Corporation                                     70,308           373,511
  Knight Ridder, Inc.                                   10,668           606,743
+ Kohl's Corporation                                    48,245         2,942,945
+ The Kroger Co.                                       119,709         3,239,625
+ LSI Logic Corporation                                 46,440           793,660
  Leggett & Platt, Incorporated                         28,529           540,268
  Lehman Brothers Holdings, Inc.                        34,689         2,345,844
+ Lexmark International Group, Inc. (Class A)           18,474           818,629
  The Limited, Inc.                                     61,899         1,056,152
  Lincoln National Corporation                          27,798         1,315,193
  Linear Technology Corporation                         46,065         2,130,506
  Liz Claiborne, Inc.                                    7,537           313,728
  Lockheed Martin Corporation                           62,652         2,127,035
  Loews Corporation                                     14,332         1,484,258
  Longs Drug Stores Corporation                          5,506           132,832
  Louisiana-Pacific Corporation                         15,141           153,303
  Lowe's Companies, Inc.                                55,687         2,478,072
  Lucent Technologies Inc.                             485,722         6,557,247
  MBIA, Inc.                                            14,296         1,059,691
  MBNA Corporation                                     123,889         4,576,150
  MGIC Investment Corporation                           15,506         1,045,686
+ Manor Care, Inc.                                      14,965           308,653
  Marriott International, Inc. (Class A)                34,887         1,473,976
  Marsh & McLennan Companies, Inc.                      40,010         4,681,170
  Masco Corporation                                     64,910         1,667,376
  Mattel, Inc.                                          62,059           896,132
+ Maxim Integrated Products, Inc.                       41,338         1,976,473
  The May Department Stores Company                     43,356         1,419,909
  Maytag Corporation                                    11,188           361,512
  McDermott International, Inc.                          8,810            94,708
  McDonald's Corporation                               190,726         6,484,684
  The McGraw-Hill Companies, Inc.                       28,357         1,662,429
  McKesson HBOC, Inc.                                   41,300         1,482,257
  The Mead Corporation                                  14,634           459,142
+ MedImmune, Inc.                                       30,577         1,458,141
  Medtronic, Inc.                                      174,752        10,550,652
  Mellon Financial Corporation                          70,976         3,491,132
  Merck & Co., Inc.                                    335,420        31,403,698


                December 31, 2000 (20) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                   -------------
  Issue                                              Shares Held        Value
  ------------------------------------------------------------------------------
+ Mercury Interactive Corp.                             11,766     $   1,061,882
  Meredith Corporation                                   7,277           234,228
  Merrill Lynch & Co., Inc.+++                         117,826         8,034,260
  MetLife, Inc.                                        111,202         3,892,070
+ Micron Technology, Inc.                               82,512         2,929,176
+ Microsoft Corporation++                              775,571        33,640,392
  Millipore Corporation                                  6,697           421,911
  Minnesota Mining and Manufacturing Company (3M)       57,369         6,912,965
  Molex Incorporated                                    28,442         1,009,691
  Moody's Corporation                                   23,662           607,818
  Morgan Stanley Dean Witter & Co.                     163,004        12,918,067
  Motorola, Inc.                                       317,687         6,433,162
+ NCR Corporation                                       13,996           687,554
  NICOR, Inc.                                            6,690           288,924
+ Nabors Industries, Inc.                               21,379         1,264,568
  National City Corporation                             88,524         2,545,065
+ National Semiconductor Corporation                    25,975           522,747
  National Service Industries, Inc.                      5,942           152,635
+ Navistar International Corporation                     8,630           225,998
+ Network Appliance, Inc.                               45,968         2,952,726
  The New York Times Company (Class A)                  23,656           947,719
  Newell Rubbermaid Inc.                                38,820           883,155
  Newmont Mining Corporation                            24,437           416,956
+ Nextel Communications, Inc. (Class A)                110,807         2,742,473
+ Niagara Mohawk Holdings Inc.                          23,376           390,087
  Nike, Inc. (Class B)                                  39,313         2,194,157
  NiSource Inc.                                         29,666           912,230
  Nordstrom, Inc.                                       18,756           341,125
  Norfolk Southern Corporation                          55,797           742,798
  Nortel Networks Corporation                          450,513        14,444,573
  Northern Trust Corporation                            32,231         2,628,841
  Northrop Grumman Corporation                          10,447           867,101
+ Novell, Inc.                                          47,737           249,127
+ Novellus Systems, Inc.                                19,069           685,292
  Nucor Corporation                                     11,326           449,501
  ONEOK, Inc.                                            4,264           205,205
  Occidental Petroleum Corporation                      53,712         1,302,516
+ Office Depot, Inc.                                    43,336           308,769
  Old Kent Financial Corporation                        20,135           880,906
  Omnicom Group Inc.                                    25,753         2,134,280
+ Oracle Corporation                                   814,131        23,660,682
  PACCAR Inc.                                           11,188           551,009
  PG&E Corporation                                      56,277         1,125,540
  PNC Bank Corp.                                        42,017         3,069,867
  PPG Industries, Inc.                                  24,544         1,136,694
  PPL Corporation                                       21,077           952,417
+ Pactiv Corporation                                    22,983           284,415
  Pall Corporation                                      17,957           382,709
+ Palm, Inc.                                            82,303         2,330,204
+ Parametric Technology Corporation                     39,579           531,843


                December 31, 2000 (21) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                   -------------
  Issue                                              Shares Held        Value
  ------------------------------------------------------------------------------
  Parker-Hannifin Corporation                           16,937     $     747,345
  Paychex, Inc.                                         54,143         2,632,703
  Peoples Energy Corporation                             5,154           230,642
+ PeopleSoft, Inc.                                      41,517         1,543,913
  PepsiCo, Inc.                                        209,967        10,406,489
  PerkinElmer, Inc.                                      7,274           763,770
  Pfizer Inc.                                          917,630        42,210,980
  Pharmacia Corporation                                187,576        11,442,136
  Phelps Dodge Corporation                              11,519           642,904
  Philip Morris Companies Inc.                         323,406        14,229,864
  Phillips Petroleum Company                            37,080         2,108,925
  Pinnacle West Capital Corporation                     12,372           589,216
  Pitney Bowes Inc.                                     36,672         1,214,760
  Placer Dome Inc.                                      47,631           458,448
  Potlatch Corporation                                   4,163           139,721
+ Power-One, Inc.                                       11,415           448,752
  Praxair, Inc.                                         23,072         1,023,820
  The Procter & Gamble Company                         189,630        14,874,103
  Progress Energy, Inc.                                 29,890         1,470,238
  The Progressive Corporation                           10,690         1,107,751
  Providian Financial Corporation                       41,504         2,386,480
  Public Service Enterprise Group Incorporated          31,246         1,519,337
  Pulte Corporation                                      5,881           248,105
+ QLogic Corporation                                    13,314         1,025,178
+ QUALCOMM Incorporated                                108,744         8,937,398
  The Quaker Oats Company                               19,066         1,856,552
+ Quintiles Transnational Corp.                         16,764           350,996
+ Qwest Communications International Inc.              240,874         9,875,834
  R.R. Donnelley & Sons Company                         17,739           478,953
  RadioShack Corporation                                27,065         1,158,720
  Ralston-Ralston Purina Group                          44,647         1,166,403
  Raytheon Company (Class B)                            49,428         1,535,357
+ Reebok International Ltd.                              8,287           226,567
  Regions Financial Corporation                         32,225           880,145
  Reliant Energy, Inc.                                  42,840         1,855,508
+ Robert Half International Inc.                        25,844           684,866
  Rockwell International Corporation                    26,689         1,271,064
  Rohm and Haas Company                                 31,957         1,160,439
+ Rowan Companies, Inc.                                 13,705           370,035
  Royal Dutch Petroleum Company
  (NY Registered Shares)                               311,881        18,888,293
  Ryder System, Inc.                                     8,727           145,086
  SAFECO Corporation                                    18,571           610,522
  SBC Communications Inc.                              492,333        23,508,901
  SUPERVALU INC.                                        19,240           266,955
  SYSCO Corporation                                     97,097         2,912,910
  Sabre Holdings Corporation                            18,873           813,898
+ Safeway Inc.                                          72,884         4,555,250
+ Sanmina Corporation                                   22,062         1,690,501
+ Sapient Corporation                                   17,645           210,637


                December 31, 2000 (22) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                   -------------
  Issue                                             Shares Held         Value
  ------------------------------------------------------------------------------
  Sara Lee Corporation                                121,270      $   2,978,694
  Schering-Plough Corporation                         212,648         12,067,774
  Schlumberger Limited                                 83,276          6,656,875
  Scientific-Atlanta, Inc.                             23,435            763,102
+ Sealed Air Corporation                               12,150            370,575
  Sears, Roebuck & Co.                                 48,606          1,689,058
  Sempra Energy                                        29,751            691,711
  The Sherwin-Williams Company                         23,353            614,476
+ Siebel Systems, Inc.                                 62,476          4,224,939
  Sigma-Aldrich Corporation                            11,231            441,519
  Snap-On Incorporated                                  8,450            235,544
+ Solectron Corporation                                92,579          3,138,428
  The Southern Company                                 98,305          3,268,641
  SouthTrust Corporation                               24,517            997,535
  Southwest Airlines Co.                               72,993          2,447,455
+ Sprint Corp. (PCS Group)                            135,601          2,771,345
  Sprint Corporation                                  128,618          2,612,553
+ St. Jude Medical, Inc.                               12,367            759,798
  The St. Paul Companies, Inc.                         31,662          1,719,642
  The Stanley Works                                    12,569            391,996
+ Staples, Inc.                                        66,047            780,180
+ Starbucks Corporation                                27,263          1,206,388
  Starwood Hotels & Resorts Worldwide, Inc.            28,076            989,679
  State Street Corporation                             23,536          2,923,407
  Stilwell Financial, Inc.                             32,347          1,275,685
  Stryker Corporation                                  28,471          1,440,348
  Summit Bancorp.                                      25,346            967,900
+ Sun Microsystems, Inc.                              468,336         13,054,866
  SunTrust Banks, Inc.                                 43,083          2,714,229
  Sunoco, Inc.                                         12,365            416,546
  Symbol Technologies, Inc.                            21,251            765,036
  Synovus Financial Corp.                              41,403          1,115,293
  T. Rowe Price Group Inc.                             17,670            746,834
  The TJX Companies, Inc.                              40,911          1,135,280
  TRW Inc.                                             18,130            702,537
  TXU Corp.                                            37,544          1,663,668
  Target Corporation                                  130,279          4,201,498
+ Tektronix, Inc.                                      13,760            463,540
+ Tellabs, Inc.                                        59,697          3,372,881
  Temple-Inland, Inc.                                   7,152            383,526
+ Tenet Healthcare Corporation                         46,117          2,049,324
+ Teradyne, Inc.                                       25,336            943,766
  Texaco Inc.                                          80,017          4,971,056
  Texas Instruments Incorporated                      251,615         11,920,261
  Textron, Inc.                                        20,689            962,038
+ Thermo Electron Corporation                          26,182            778,915
  Thomas & Betts Corporation                            8,481            137,286
  Tiffany & Co.                                        21,159            669,153
  Time Warner Inc.                                    193,082         10,086,604
  The Timken Company                                    8,730            132,041


                December 31, 2000 (23) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                   -------------
  Issue                                             Shares Held         Value
  ------------------------------------------------------------------------------
  Torchmark Corporation                                18,362      $     705,789
  Tosco Corporation                                    21,113            716,522
+ Toys `R' Us, Inc.                                    29,676            495,218
  Transocean Sedco Forex Inc.                          30,634          1,409,164
  Tribune Company                                      43,968          1,857,648
+ Tricon Global Restaurants, Inc.                      21,257            701,481
  Tupperware Corporation                                8,358            170,817
  Tyco International Ltd.                             254,394         14,118,867
+ US Airways Group, Inc.                                9,761            395,931
  U.S. Bancorp                                        109,547          3,197,403
  USA Education Inc.                                   23,862          1,622,616
  UST Inc.                                             23,636            663,285
  USX-Marathon Group                                   45,155          1,253,051
  USX-U.S. Steel Group                                 12,936            232,848
  Unilever NV (NY Registered Shares)                   83,134          5,232,246
  Union Carbide Corporation                            19,709          1,060,591
  Union Pacific Corporation                            36,047          1,829,385
  Union Planters Corporation                           19,635            701,951
+ Unisys Corporation                                   45,527            665,832
  United Technologies Corporation                      68,121          5,356,014
  UnitedHealth Group Incorporated                      46,377          2,846,388
  Unocal Corporation                                   35,366          1,368,222
  UnumProvident Corporation                            35,032            941,485
+ VERITAS Software Corporation                         56,717          4,962,737
  V. F. Corporation                                    16,546            599,627
  Verizon Communications                              392,575         19,677,822
+ Viacom, Inc. (Class B)                              220,065         10,288,039
  Visteon Corporation                                  19,039            218,949
+ Vitesse Semiconductor Corporation                    26,177          1,447,915
  Vulcan Materials Company                             14,663            701,991
  W. W. Grainger, Inc.                                 13,727            501,036
  Wachovia Corporation                                 29,604          1,720,732
  Wal-Mart Stores, Inc.                               649,662         34,513,294
  Walgreen Co.                                        147,343          6,160,779
  The Walt Disney Company                             303,199          8,773,821
  Washington Mutual, Inc.                              78,432          4,161,798
  Waste Management, Inc.                               90,415          2,509,016
+ Watson Pharmaceuticals, Inc.                         14,947            765,100
+ Wellpoint Health Networks Inc.                        9,086          1,047,161
  Wells Fargo Company                                 248,598         13,843,801
  Wendy's International, Inc.                          16,539            434,149
  Westvaco Corporation                                 14,612            426,488
  Weyerhaeuser Company                                 31,871          1,617,453
  Whirlpool Corporation                                 9,677            461,472
  Willamette Industries, Inc.                          15,916            747,057
  The Williams Companies, Inc.                         63,999          2,555,960
  Winn-Dixie Stores, Inc.                              20,298            393,274
  Wm. Wrigley Jr. Company                              16,420          1,573,241
+ WorldCom, Inc.                                      418,772          5,862,808
  Worthington Industries, Inc.                         12,491            100,709


                December 31, 2000 (24) Mercury S&P 500 Index Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                           In US Dollars
  Issue                                                Shares Held             Value
  --------------------------------------------------------------------------------------
  Xcel Energy, Inc.                                       49,557          $    1,440,250
  Xerox Corporation                                       97,068                 448,939
+ Xilinx, Inc.                                            47,886               2,208,742
+ Yahoo! Inc.                                             81,220               2,450,560
  --------------------------------------------------------------------------------------
  Total Common Stocks (Cost--$1,391,678,420)--99.6%                        1,706,978,669
  --------------------------------------------------------------------------------------
                       Face
                      Amount              Short-Term Obligations
  --------------------------------------------------------------------------------------
  Commercial        $9,475,000    General Motors Acceptance Corp.,
  Paper*                          6.75% due 1/02/2001                          9,469,670
  --------------------------------------------------------------------------------------
  Total Short-Term Obligations (Cost--$9,469,670)--0.5%                        9,469,670
  --------------------------------------------------------------------------------------
  Total Investments (Cost--$1,401,148,090)--100.1%                         1,716,448,339

  Variation Margin on Financial Futures Contracts**--0.0%                       (145,035)

  Liabilities in Excess of Other Assets--(0.1%)                               (1,671,856)
                                                                          --------------
  Net Assets--100.0%                                                      $1,714,631,448
                                                                          ==============
  --------------------------------------------------------------------------------------

  +   Non-income producing security.
 ++   Portion of securities held as collateral for open financial futures contracts.
+++   An affiliate of the Series.
  * Commercial Paper is traded on a discount basis, the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
 ** Financial futures contracts purchased as of December 31, 2000 were as follows:

      --------------------------------------------------------------------------
      Number of                                Expiration
      Contracts          Issue                     Date                  Value
      --------------------------------------------------------------------------
         22             S&P 500
                        Stock Index             March 2001            $7,342,500
      --------------------------------------------------------------------------
      Total Financial Futures
      Contracts Purchased
      (Total Contract Price--$7,433,412)                              $7,342,500
                                                                      ==========
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


                December 31, 2000 (25) Mercury S&P 500 Index Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2000
--------------------------------------------------------------------------------

MASTER S&P 500 INDEX SERIES
================================================================================

Assets:

Investments, at value (identified cost--$1,401,148,090)                        $1,716,448,339
Receivables:
  Securities sold                                             $ 12,266,282
  Contributions                                                  3,928,456
  Dividends                                                      1,527,462         17,722,200
                                                              ------------
Prepaid expenses and other assets                                                      63,541
                                                                               --------------
Total assets                                                                    1,734,234,080
                                                                               --------------
---------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Withdrawals                                                   15,003,716
  Securities purchased                                           3,007,363
  Custodian bank                                                   710,169
  Variation margin                                                 145,035
  Investment adviser                                                 6,638         18,872,921
                                                              ------------
Accrued expenses and other liabilities                                                729,711
                                                                               --------------
Total liabilities                                                                  19,602,632
                                                                               --------------
---------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                     $1,714,631,448
                                                                               ==============
---------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                              $1,399,422,111
Unrealized appreciation on investments--net                                       315,209,337
                                                                               --------------
Net assets                                                                     $1,714,631,448
                                                                               ==============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                December 31, 2000 (26) Mercury S&P 500 Index Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

MASTER S&P 500 INDEX SERIES
================================================================================

Investment Income:

Dividends (net of $91,875 foreign withholding tax)                     $  19,747,502
Interest and discount earned                                               1,731,231
Other                                                                         37,299
                                                                       -------------
Total income                                                              21,516,032
                                                                       -------------
------------------------------------------------------------------------------------

Expenses:

Accounting services                                      $  772,542
Custodian fees                                              148,687
Investment advisory fees                                     89,483
Professional fees                                            66,642
Trustees' fees and expenses                                  26,099
Amortization of organization expenses                         2,704
Pricing fees                                                  1,772
Other                                                        54,484
                                                         ----------
Total expenses                                                             1,162,413
                                                                       -------------
Investment income--net                                                    20,353,619
                                                                       -------------
------------------------------------------------------------------------------------

Realized & Unrealized Loss on Investments--Net:

Realized loss from investments--net                                      (30,625,787)
Change in unrealized appreciation on investments--net                   (158,321,085)
                                                                       -------------
Net Decrease in Net Assets Resulting from Operations                   $(168,593,253)
                                                                       =============
------------------------------------------------------------------------------------

See Notes to Financial Statements.


                December 31, 2000 (27) Mercury S&P 500 Index Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MASTER S&P 500 INDEX SERIES
================================================================================

                                                     For the Year Ended
                                                        December 31,
                                           ------------------------------------
Increase (Decrease) in Net Assets:               2000                   1999
-------------------------------------------------------------------------------
Operations:

Investment income--net                     $    20,353,619      $    19,516,040
Realized loss on investments--net              (30,625,787)         (12,925,031)
Change in unrealized appreciation on
  investments--net                            (158,321,085)         282,264,818
                                           ------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (168,593,253)         288,855,827
                                           ------------------------------------
-------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from
  net capital contributions                    192,888,963          283,259,445
                                           ------------------------------------
-------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                    24,295,710          572,115,272
Beginning of year                            1,690,335,738        1,118,220,466
                                           ------------------------------------
End of year                                $ 1,714,631,448      $ 1,690,335,738
                                           ====================================
-------------------------------------------------------------------------------

See Notes to Financial Statements.


                December 31, 2000 (28) Mercury S&P 500 Index Fund

FINANCIAL HIGHLIGHTS

MASTER S&P 500 INDEX SERIES
================================================================================

The following ratios have been derived from information provided in the financial statements.

                                                               For the                      For the Period
                                                             Year Ended                         April 3,
                                                             December 31,                       1997+ to
                                              --------------------------------------------    December 31,
                                                  2000           1999             1998             1997
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement                       .07%             .07%             .10%            .12%*
                                              ============================================================
Expenses                                             .07%             .07%             .10%            .17%*
                                              ============================================================
Investment income--net                              1.16%            1.33%            1.56%           1.99%*
                                              ============================================================
----------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $1,714,631       $1,690,336       $1,118,220       $ 602,801
                                              ============================================================
Portfolio turnover                                  9.71%           29.91%           25.97%          24.31%
                                              ============================================================
----------------------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                December 31, 2000 (29) Mercury S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS

MASTER S&P 500 INDEX SERIES
================================================================================

(1)   Significant Accounting Policies:

      Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


                December 31, 2000 (30) Mercury S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income-producing investments.

      (c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.


                December 31, 2000 (31) Mercury S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Series will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Series will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Series. As of December 31, 2000, no debt securities were held by the Series.

      (e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

      (f) Custodian bank--The Trust recorded an amount payable to the Custodian bank reflecting an overnight overdraft that resulted from an unprojected payment of net investment income dividends.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

      Merrill Lynch Trust Company ("MLTC"), an indirect wholly-owned subsidiary of ML & Co., is the Series' custodian.

      Accounting services were provided to the Series by FAM.

      Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.


                December 31, 2000 (32) Mercury S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2000 were $400,628,373 and $167,401,509, respectively.

      Net realized losses for the year ended December 31, 2000 and net unrealized gains (losses) as of December 31, 2000 were as follows:

                                                 Realized           Unrealized
                                                  Losses          Gains (Losses)
      -------------------------------------------------------------------------
      Long-term investments                    $(23,036,889)       $315,300,249
      Financial futures contracts                (7,588,898)            (90,912)
                                               --------------------------------
      Total                                    $(30,625,787)       $315,209,337
                                               ================================
      -------------------------------------------------------------------------

      As of December 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $259,815,730, of which $450,931,665 related to appreciated securities and $191,115,935 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $1,456,632,609.

(4)   Short-Term Borrowings:

      On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the year ended December 31, 2000.


                December 31, 2000 (33) Mercury S&P 500 Index Fund

INDEPENDENT AUDITORS' REPORT

MASTER S&P 500 INDEX SERIES
================================================================================

The Board of Trustees and Investors,
Master S&P 500 Index Series
(One of the series constituting Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master S&P 500 Index Series as of December 31, 2000, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master S&P 500 Index Series of Quantitative Master Series Trust as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 15, 2001


                December 31, 2000 (34) Mercury S&P 500 Index Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury S&P 500 Index Fund of
Mercury Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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